NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated July 12, 2018
to the Statement of Additional Information dated April 30, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

American Funds NVIT Asset Allocation Fund and American Funds NVIT Growth-Income Fund

Effective immediately, the SAI is amended as follows:

1.
The table under the section entitled "Portfolio MANAGER fund holdings and management of other accounts" under the heading "Appendix C – Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Number of Other Registered Investment Companies (RICs) That Portfolio Manager is a Manager (Assets of RICs in Billions)[1]		Number of Other Pooled Investment Vehicles (PIVs) for which Portfolio Manager Is a Manager (Assets of PIVs in Billions)[2]		Number of Other Accounts That Portfolio Manager Is a Manager (Assets of Other Accounts in Billions)[1]
Asset Allocation Fund
Alan N. Berro	25	$363.8	None		None
David A. Daigle	5	$144.9	3	$0.94	2	$0.67
Jeffrey T. Lager	2	$226.2	None		None
James R. Mulally	7	$241.9	1	$0.11	None
John R. Queen	3	$131.5	2	$0.67	49	$0.71
Peter Eliot[3]	1	$41.8	None		None
Jin Lee[3]	1	$103.3	2	$0.26	1	$0.28
Bond Fund
David A. Hoag	5	$151.7	1	$0.43	None
Pramod Atluri	1	$37.5	None		None
Global Growth Fund
Patrice Collette	1	$14.1	2	$0.62	None
Jonathan Knowles	4	$312.7	3	$4.57	None
Paul Flynn	2	$111.7	3	$0.83	None
Growth Fund

Mark L. Casey	2	$274.0	None		None
Michael T. Kerr	3	$399.1	None		None
Andraz Razen	1	$39.0	None		None
Martin Romo	3	$276.1	None		None
Alan J. Wilson	3	$403.7	None		None
Growth-Income Fund
Donald D. O'Neal	2	$271.4	1	$0.44	None
Dylan Yolles	1	$48.9	None		None
J. Blair Frank	3	$220.8	None		None
Claudia P. Huntington	4	$123.1	1	$0.07	None
William L. Robbins	4	$50.0	None		1,092	$10.85
S. Keiko McKibben[3]	None		None		None
[1]
Indicates other RICs, PIVs or other accounts managed by Capital Research Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities.  Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount.  No RIC, PIV or account has an advisory fee that is based on performance of the RIC, PIV or account.

[2]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[3]	Information is as of May 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE